Impairment of Goodwill and Long-Lived Assets - Goodwill Impairment Loss Recognized (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008	Dec. 31, 2012
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment	$ 0	$ 38,310,000	$ 0
Donetsk Electrometallurgical Plant (DEMP) [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment				205,522,000
Power Segment [Member] | Kuzbass Power Sales Company (KPSC) [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment		28,144,000
Mining Segment [Member] | Ekos-plus. [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment		4,069,000
Mining Segment [Member] | Mechel Transport [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment		1,586,000
Steel Segment [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment				361,969,000
Steel Segment [Member] | WNL Staal [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment		2,263,000
Steel Segment [Member] | Ramateks [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment		2,248,000
Steel Segment [Member] | Mechel Nemunas (MN) [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment				1,931,000
Steel Segment [Member] | Donetsk Electrometallurgical Plant (DEMP) [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment				205,522,000
Steel Segment [Member] | Ductil Steel S.A. [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment				92,398,000
Steel Segment [Member] | Cognor Stahlhandel GmbH (Cognor) [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment				$ 62,118,000